Derivatives (Credit Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 38	$ 22
Maximum Amount of Future Payments under Credit Default Swaps	2,243	2,456
Weighted Average Years to Maturity	3 years 3 months 0 days	3 years 9 months 18 days
Aaa/Aa/A [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	9	13
Maximum Amount of Future Payments under Credit Default Swaps	765	817
Weighted Average Years to Maturity	1 year 3 months 0 days	2 years 3 months 18 days
Aaa/Aa/A [Member] | Single name credit default swaps (corporate) [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	3	3
Maximum Amount of Future Payments under Credit Default Swaps	115	167
Weighted Average Years to Maturity	2 years 8 months 0 days	3 years 2 months 12 days
Aaa/Aa/A [Member] | Credit default swaps referencing indices [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	6	10
Maximum Amount of Future Payments under Credit Default Swaps	650	650
Weighted Average Years to Maturity	1 year 1 month 0 days	2 years 1 month 6 days
Baa [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	26	9
Maximum Amount of Future Payments under Credit Default Swaps	1,442	1,603
Weighted Average Years to Maturity	4 years 3 months 0 days	4 years 6 months
Baa [Member] | Single name credit default swaps (corporate) [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	8	4
Maximum Amount of Future Payments under Credit Default Swaps	446	479
Weighted Average Years to Maturity	3 years 0 months 0 days	3 years 9 months 18 days
Baa [Member] | Credit default swaps referencing indices [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	18	5
Maximum Amount of Future Payments under Credit Default Swaps	996	1,124
Weighted Average Years to Maturity	4 years 11 months 0 days	4 years 9 months 18 days
B [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	3	0
Maximum Amount of Future Payments under Credit Default Swaps	36	36
Weighted Average Years to Maturity	5 years 0 months 0 days	5 years
B [Member] | Single name credit default swaps (corporate) [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	0	0
Maximum Amount of Future Payments under Credit Default Swaps	0	0
Weighted Average Years to Maturity	0 years	0 years
B [Member] | Credit default swaps referencing indices [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	3	0
Maximum Amount of Future Payments under Credit Default Swaps	$ 36	$ 36
Weighted Average Years to Maturity	5 years 0 months 0 days	5 years